Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Life	Depreciation is calculated on the straight-line method generally based on the following useful lives:
Estimated Life in Years
Buildings and leasehold improvements	5 ~ 50
Machinery and equipment	5 ~ 10
Office equipment	3 ~ 6

Schedule of Earning Per Share	Diluted earnings per share excludes all dilutive potential shares if their effect is anti-dilutive.
	For the Year Ended December 31,
	2025	2024
Numerator:
Net loss attributable to ABVC’s common stockholders	$(7,908,554)	$(4,902,878)

Denominator:
Weighted-average shares outstanding – Basic & diluted	20,108,944	11,673,980
Loss per share
-Basic & diluted	$(0.39)	$(0.42)

Schedule of Revenue and Gross Profit Information

The following tables present revenue and gross profit information for each of our only reportable segment:

	Years Ended December 31,
	2025	2024
Revenue	$-	$509,589
Cost of Revenue	-	763
Segment Gross Profit	$-	$508,826

Depreciation expense	$25,330	$32,025

Schedule of Reconciliation of Total Segment Gross Profit

The following table provides a reconciliation of total segment gross profit to the Company’s loss before provision for income tax:

	Years Ended December 31,
	2025	2024
Segment Gross Profit	$-	$508,826
Less:
Selling, general and administrative expenses	2,887,358	2,261,336
Research and development expenses	121,085	179,272
Stock-based compensation	4,142,816	2,773,460
Add (Less):
Interest income	167,103	87,358
Interest expense	(415,890)	(825,899)
Operating sublease income	134,196	48,478
Loss on foreign exchange changes	(77,546)	(25,135)
Loss on investment in equity securities	(192,759)	(339,171)
Loss on impairment of equity investment	(803,008)	-
Write off unclaimed accrued liabilities	-	255,592
Other (loss) income, net	(13,642)	134,443
Loss before provision for income tax	$(8,352,805)	$(5,369,576)